united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2015

Item 1. Schedule of Investments.

Equinox Aspect Core Diversified Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

	Principal Amount		Coupon Rate (%)(a)	Maturity	Value
		U.S. TREASURY BILLS - 81.6%
	$ 10,500,000	United States Treasury Bill	0.0581	8/20/2015	$ 10,498,912
	1,000,000	United States Treasury Bill	0.2025	3/3/2016	998,637
	10,000,000	United States Treasury Bill	0.2200	4/28/2016	9,981,573
		TOTAL U.S. TREASURY BILLS (Cost - $21,479,122)			21,479,122

		TOTAL INVESTMENTS - 81.6% (Cost - $21,479,122)			$ 21,479,122
		OTHER ASSETS AND LIABILITIES - NET - 18.4%			4,827,943
		TOTAL NET ASSETS - 100.0%			$ 26,307,065

	Contracts	SHORT FUTURES CONTRACTS			Unrealized Appreciation/ (Depreciation)
	20	Australian Dollar Future September 2015
		(Underlying Face Amount at Value $1,537,000)			$ (8,170)
	18	Canadian Dollar Future September 2015
		(Underlying Face Amount at Value $1,439,640)			755
	7	Copper Future September 2015+
		(Underlying Face Amount at Value $457,625)			10,463
	24	Corn Future September 2015+
		(Underlying Face Amount at Value $517,800)			(75,363)
	5	Crude Oil Future September 2015+
		(Underlying Face Amount at Value $299,150)			(4,560)
	6	Euro FX Future September 2015
		(Underlying Face Amount at Value $837,000)			6,069
	7	Gas Oil Future August 2015+
		(Underlying Face Amount at Value $403,200)			1,400
	2	Gold Future August 2015+
		(Underlying Face Amount at Value $234,360)			3,480
	32	Japanese Yen Future September 2015
		(Underlying Face Amount at Value $3,273,000)			(50,988)
	31	LME Aluminum Future September 2015+
		(Underlying Face Amount at Value $1,305,681)			39,217
	28	Mexican Peso Future September 2015
		(Underlying Face Amount at Value $885,780)			7,120
	15	Natural Gas Future August 2015+
		(Underlying Face Amount at Value $424,800)			(29,320)
	26	New Zealand Dollar Future September 2015
		(Underlying Face Amount at Value $1,750,840)			66,195
	3	Silver Future September 2015+
		(Underlying Face Amount at Value $233,715)			9,075
	5	Swiss Franc Future September 2015
		(Underlying Face Amount at Value $670,125)			2,281
	15	Soybean Future November 2015+
		(Underlying Face Amount at Value $777,938)			(88,938)
	2	US Long Future Bond Future September 2015
		(Underlying Face Amount at Value $301,688)			(1,438)
	2	US Ultra Bond Future September 2015
		(Underlying Face Amount at Value $308,126)			(1,188)
	70	World Sugar #11 Future October 2015+
		(Underlying Face Amount at Value $977,648)			(18,536)
					(132,446)
		LONG FUTURES CONTRACTS
	4	10 Year AUD Government Bond Future September 2015
		(Underlying Face Amount at Value $640,556)			(918)
	10	90 Day Euro Future March 2016
		(Underlying Face Amount at Value $2,482,000)			1,225
	2	90 Day Euro Future March 2017
		(Underlying Face Amount at Value $492,225)			425
	9	90 Day Euro Future June 2016
		(Underlying Face Amount at Value $2,229,188)			1,350
	1	90 Day Euro Future June 2017
		(Underlying Face Amount at Value $245,663)			63
	5	90 Day Euro Future September 2016
		(Underlying Face Amount at Value $1,235,875)			838
	1	90 Day Euro Future September 2017
		(Underlying Face Amount at Value $245,275)			175
	5	90 Day Euro Future December 2015
		(Underlying Face Amount at Value $1,243,313)			475
	3	90 Day Euro Future December 2016
		(Underlying Face Amount at Value $739,725)			563
	1	90 Day Euro Future December 2017
		(Underlying Face Amount at Value $244,900)			38
	9	British Pound Future September 2015
		(Underlying Face Amount at Value $884,531)			(4,556)
	4	CAC 40 10 Euro Future July 2015
		(Underlying Face Amount at Value $213,210)			(2,717)
	2	SPI 200 Future September 2015
		(Underlying Face Amount at Value $207,434)			(4,804)
	1	Euro BTP Italian Government Bond Future September 2015
		(Underlying Face Amount at Value $145,002)			(1,860)
	4	Euro STOXX 50 Future September 2015
		(Underlying Face Amount at Value $153,053)			(4,855)
	3	Euro-Bund Future September 2015
		(Underlying Face Amount at Value $507,801)			(6,927)
	1	FTSE 100 Index Future September 2015
		(Underlying Face Amount at Value $102,060)			(4,267)
	2	Hang Seng Index Future July 2015
		(Underlying Face Amount at Value $338,003)			(12,183)
	3	H-Shares Index Future July 2015
		(Underlying Face Amount at Value $250,077)			(9,629)
	1	Japan 10 Year Bond Future September 2015
		(Underlying Face Amount at Value $1,201,000)			2,207
	3	Long Gilt Future September 2015
		(Underlying Face Amount at Value $545,643)			(5,783)
	8	Nasdaq 100 E-Mini Future September 2015
		(Underlying Face Amount at Value $702,440)			(10,983)
	2	OAT Euro Future September 2015
		(Underlying Face Amount at Value $326,218)			(5,858)
	7	Russell 2000 Index Mini Future September 2015
		(Underlying Face Amount at Value $875,280)			(7,965)
	4	S&P E-Mini Future September 2015
		(Underlying Face Amount at Value $410,900)			(7,553)
	3	S&P/TSX 60 IX Future September 2015
		(Underlying Face Amount at Value $405,623)			(6,755)
	7	TOPIX Index Future September 2015
		(Underlying Face Amount at Value $933,030)			(18,532)
	3	US 10 Year Note (CBT) Future September 2015
		(Underlying Face Amount at Value $378,516)			(1,516)
	10	US 5 Year Note (CBT) Future September 2015
		(Underlying Face Amount at Value $1,192,580)			961
					(109,341)

		NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS			$ (241,787)
+	This investment is a holding of Equinox Aspect Core Diversified Fund Limited.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)
	Principal Amount		Coupon Rate (%)(a)	Maturity	Value
SHORT-TERM INVESTMENT - 64.9%
U.S. TREASURY BILL - 64.9%
	$ 50,000	United States Treasury Bill (Cost - $49,990)	0.1208	2/4/2016	$ 49,990

		TOTAL INVESTMENTS - 64.9% (Cost - $49,990)(b)			$ 49,990
		OTHER ASSETS AND LIABILITIES - NET - 35.1%			27,083
		TOTAL NET ASSETS - 100.0%			$ 77,073

(a) Represents discount rate at the time of purchase.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $49,990.

		SWAP CONTRACT +			Unrealized Depreciation

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Brevan Howard Capital Corporation (“Brevan Howard”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Brevan Howard that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on December 31, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $81,000)

$ (6,601)
		Total Net Unrealized Depreciation on Swap Contract			$ (6,601)
+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)
	Shares				Value
		SHORT-TERM INVESTMENTS - 72.1%
		MONEY MARKET FUNDS - 1.9%
	201,106	Goldman Sachs U.S. Liquidity Fund * +			$ 201,106
	2	Goldman Sachs U.S. Liquidity Fund * +			2
	344,160	JP Morgan U.S. Dollar Liquidity Fund * +			344,160
	3	JP Morgan U.S. Dollar Liquidity Fund * +			3
					545,271
	Principal Amount		Coupon Rate (%)(a)	Maturity
		U.S. TREASURY BILLS - 70.2%
	$ 1,000,000	United States Treasury Bill	0.0273	7/23/2015	999,969
	2,500,000	United States Treasury Bill	0.1200	10/15/2015	2,499,130
	3,500,000	United States Treasury Bill	0.1450	2/4/2016	3,496,926
	6,500,000	United States Treasury Bill	0.1850	1/7/2016	6,493,652
	4,500,000	United States Treasury Bill	0.2025	3/3/2016	4,493,792
	2,000,000	United States Treasury Bill	0.2200	4/28/2016	1,996,339
					19,979,808

		TOTAL SHORT-TERM INVESTMENTS (Cost $20,525,079)			20,525,079

		TOTAL INVESTMENTS - 72.1% (Cost - $20,525,079) (b)			$ 20,525,079
		OTHER ASSETS AND LIABILITIES - NET - 27.9%			7,920,806
		TOTAL NET ASSETS - 100.0%			$ 28,445,885

(a) Represents discount rate at the time of purchase.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,525,079.

		SWAP CONTRACT +			Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $26,010,000)

					$ 1,572,691
		Total Net Unrealized Gain on Swap Contract			$ 1,572,691
*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)
	Shares				Value
		SHORT-TERM INVESTMENTS - 63.2%
		MONEY MARKET FUNDS - 0.1%
	650	Goldman Sachs U.S. Liquid Reserve Fund *+			$ 650
	650	JP Morgan U.S. Dollar Liquidity Fund *+			650
					1,300
	Principal Amount		Coupon Rate (%)(a)	Maturity
		U.S. TREASURY SECURITIES - 63.1%
	$ 400,000	United States Treasury Bill	0.0371	7/23/2015	399,987
	1,200,000	United States Treasury Bill	0.2025	3/3/2016	1,198,360
					1,598,347

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,599,647)			1,599,647

		TOTAL INVESTMENTS - 63.2% (Cost - $1,599,647)(b)			$ 1,599,647
		OTHER ASSETS AND LIABILITIES - NET - 36.8%			932,853
		TOTAL NET ASSETS - 100.0%			$ 2,532,500

(a) Represents discount rate at the time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,599,647.

		SWAP CONTRACT +			Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the managed futures program of Crabel Trading Company (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $2,422,900)

					$ 8,100
		Total Net Unrealized Gain on Swap Contract			$ 8,100

*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

 If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015 for the Funds’ assets and liabilities measured at fair value:

Aspect Core Diversified
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 241,787	$ -	$ -	$ 241,787
Total	$ 241,787	$ -	$ -	$ 241,787

BH-DG Strategy
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ 49,990	$ -	$ -	$ 49,990
Total	$ 49,990	$ -	$ -	$ 49,990
Liabilities
Swap Contract	$ -	$ 6,601	$ -	$ 6,601
Total	$ -	$ 6,601	$ -	$ 6,601

Chesapeake Strategy
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 545,271	$ -	$ -	$ 545,271
U.S. Treasury Bills	19,979,808	-	-	19,979,808
Swap Contract	-	1,572,691	-	1,572,691
Total	$ 20,525,079	$ 1,572,691	$ -	$ 22,097,770

Crabel Strategy
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 1,300	$ -	$ -	$ 1,300
U.S. Treasury Bills	1,598,347	-	-	1,598,347
Swap Contract	-	8,100	-	8,100
Total	$ 1,599,647	$ 8,100	$ -	1,607,747

Consolidation of Subsidiaries –  Equinox Aspect Core Strategy Fund with Equinox Aspect Core Strategy Fund Limited ("EACDS-CFC"), Equinox BH-DG Strategy Fund with Equinox BH-DG Strategy Fund Limited (“EBHDG-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) and Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”) – The Consolidated Financial Statements include the accounts of EACDS-CFC, EBHDG-CFC, ECS-CFC and ECRS-CFC, collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at June 30, 2015	% Of Total Net Assets at June 30, 2015
ACD-CFC	11/7/2014	$ 733,449	3%
EBHDG-CFC	12/31/2013	$ 12,655	16%
ECS-CFC	4/19/2012	$ 5,200,299	18%
ECRS-CFC	2/27/2013	$ 379,243	15%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Futures Contracts – The Equinox Aspect Core Diversified Fund is subject to equity price risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended June 30, 2015, the net unrealized depreciation on futures contracts amounted to $241,787.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2015:
Asset Derivatives Investment Fair Value
Aspect Core Diversified Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of June 30, 2015
Futures Contracts	$ (153,082)	$ 12,848	$ (90,243)	$ (11,310)	$ (241,787)

The notional value of the derivative instruments outstanding as of June 30, 2015 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 8/26/15

By (Signature and Title)

*/s/ Vance J. Sanders

Vance J. Sanders, Principa Financial Officer

Date 8/26/15